GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 16 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Share based compensation	101,981	3,178	1,222
Professional services	12,256	2,556	667
Transaction cost	2,759	2,544	7,278
Wages and salaries related	1,198	1,217	1,348
Travel expenses	604	350	611
Public company expenses	597	1,959	5,128
Insurance expenses	490	675	50
Office and maintenance	144	170	170
Depreciation and amortization	22	27	30
Other expenses	48	53	63
Total	120,099	12,729	16,567

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)